Lord Abbett Series Fund
90 Hudson Street
Jersey City, New Jersey 07302-3973

May 5, 2000


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Series Fund, Inc.
        CIK No. 0000855396
        File No.: 33-31072
        Post-Effective Amendment No. 18


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 28, 2000.

     Please contact the undersigned at (201) 395-2279 if you have any questions or comments.


                               Very truly yours,

                               Vicki Herbst
                               Legal Assistant